Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense [Abstract]
Total current tax expense	$ 31.0	$ 27.3	$ 36.4
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.5	0.3	(1.4)
Total income tax expense	31.5	27.6	35.0
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate (in hundredths)	24.50%	26.50%	28.00%
Non-U.K. taxes (in hundredths)	(10.20%)	(10.10%)	(11.50%)
Effective income tax rate (in hundredths)	14.30%	16.40%	16.50%
Net deferred tax assets [Abstract]
Deferred mobilization revenue	0.6	1.1
Total deferred tax assets	0.6	1.1
United Kingdom [Member]
Current tax expense [Abstract]
Total current tax expense	0	0	0
Angola [Member]
Current tax expense [Abstract]
Total current tax expense	3.1	3.9	4.5
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.5	0.3	(1.4)
Canada [Member]
Current tax expense [Abstract]
Total current tax expense	0.8	0	0
China [Member]
Current tax expense [Abstract]
Total current tax expense	10.4	9.6	4.2
Nigeria [Member]
Current tax expense [Abstract]
Total current tax expense	12.8	11.8	12.5
United States [Member]
Current tax expense [Abstract]
Total current tax expense	0.9	0	0
Other [Member]
Current tax expense [Abstract]
Total current tax expense	$ 3.0	$ 2.0	$ 15.2